Share based compensation - Expense Summary (Details) - USD ($) $ in Millions		12 Months Ended
	Jul. 29, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Share-based compensation expense	$ 0.5	$ 0.0	$ 8.0	$ 5.0